Quarterly Holdings Report
for
Fidelity® U.S. Sustainability Index Fund
July 31, 2023
USY-NPRT3-0923
1.9883817.106
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 10.4%
Diversified Telecommunication Services - 0.7%
Liberty Global PLC:
Class A (a)	18,783	348,800
Class C (a)	32,567	643,524
Verizon Communications, Inc.	510,671	17,403,668
		18,395,992
Entertainment - 1.1%
Electronic Arts, Inc.	33,344	4,546,454
Take-Two Interactive Software, Inc. (a)	20,505	3,136,035
The Walt Disney Co. (a)	222,127	19,744,869
		27,427,358
Interactive Media & Services - 7.4%
Alphabet, Inc.:
Class A (a)	724,255	96,123,124
Class C (a)	653,147	86,940,397
Snap, Inc. Class A (a)	121,332	1,378,332
Zoominfo Technologies, Inc. (a)	34,204	874,596
		185,316,449
Media - 1.2%
Comcast Corp. Class A	511,514	23,151,124
Fox Corp.:
Class A	36,684	1,227,080
Class B	16,718	525,112
Interpublic Group of Companies, Inc.	47,040	1,610,179
Omnicom Group, Inc.	24,480	2,071,498
Sirius XM Holdings, Inc.	95,143	485,229
		29,070,222
TOTAL COMMUNICATION SERVICES		260,210,021
CONSUMER DISCRETIONARY - 11.4%
Automobile Components - 0.2%
Aptiv PLC (a)	32,936	3,606,163
BorgWarner, Inc.	28,495	1,325,018
Lear Corp.	7,209	1,115,665
		6,046,846
Automobiles - 3.8%
Rivian Automotive, Inc. (a)	78,218	2,161,946
Tesla, Inc. (a)	346,851	92,758,363
		94,920,309
Broadline Retail - 0.4%
eBay, Inc.	65,283	2,905,746
MercadoLibre, Inc. (a)	5,500	6,809,275
		9,715,021
Distributors - 0.2%
Genuine Parts Co.	17,116	2,665,304
LKQ Corp.	32,498	1,780,565
Pool Corp.	4,751	1,827,900
		6,273,769
Hotels, Restaurants & Leisure - 2.1%
ARAMARK Holdings Corp.	28,603	1,154,703
Booking Holdings, Inc. (a)	4,578	13,600,322
Hilton Worldwide Holdings, Inc.	32,308	5,023,571
McDonald's Corp.	88,778	26,029,710
Vail Resorts, Inc.	4,919	1,158,375
Yum! Brands, Inc.	34,059	4,688,903
		51,655,584
Household Durables - 0.2%
NVR, Inc. (a)	395	2,491,044
PulteGroup, Inc.	27,271	2,301,400
Whirlpool Corp.	6,589	950,529
		5,742,973
Leisure Products - 0.0%
Hasbro, Inc.	15,928	1,028,312
Specialty Retail - 3.5%
Advance Auto Parts, Inc.	7,282	541,708
AutoZone, Inc. (a)	2,237	5,551,608
Best Buy Co., Inc.	23,852	1,980,909
Burlington Stores, Inc. (a)	7,909	1,404,797
CarMax, Inc. (a)	19,238	1,589,251
Lowe's Companies, Inc.	72,516	16,988,323
The Home Depot, Inc.	123,143	41,110,059
TJX Companies, Inc.	140,162	12,128,218
Tractor Supply Co.	13,359	2,992,282
Ulta Beauty, Inc. (a)	6,103	2,714,614
		87,001,769
Textiles, Apparel & Luxury Goods - 1.0%
Deckers Outdoor Corp. (a)	3,207	1,743,614
lululemon athletica, Inc. (a)	14,099	5,336,894
NIKE, Inc. Class B	149,833	16,540,065
VF Corp.	39,935	791,112
		24,411,685
TOTAL CONSUMER DISCRETIONARY		286,796,268
CONSUMER STAPLES - 6.5%
Beverages - 2.6%
Keurig Dr. Pepper, Inc.	111,123	3,779,293
PepsiCo, Inc.	167,496	31,398,800
The Coca-Cola Co.	499,813	30,953,419
		66,131,512
Consumer Staples Distribution & Retail - 0.5%
Kroger Co.	82,881	4,031,332
Target Corp.	55,971	7,638,362
		11,669,694
Food Products - 0.9%
Bunge Ltd.	18,229	1,980,945
Campbell Soup Co.	23,758	1,088,592
Conagra Brands, Inc.	57,980	1,902,324
Darling Ingredients, Inc. (a)	19,484	1,349,267
General Mills, Inc.	71,427	5,338,454
Hormel Foods Corp.	36,602	1,496,290
Kellogg Co.	33,321	2,228,842
Lamb Weston Holdings, Inc.	17,726	1,836,945
McCormick & Co., Inc. (non-vtg.)	30,494	2,728,603
The J.M. Smucker Co.	12,964	1,953,027
		21,903,289
Household Products - 2.5%
Church & Dwight Co., Inc.	29,665	2,838,051
Colgate-Palmolive Co.	96,130	7,330,874
Kimberly-Clark Corp.	41,034	5,297,489
Procter & Gamble Co.	286,889	44,840,751
The Clorox Co.	15,010	2,273,715
		62,580,880
TOTAL CONSUMER STAPLES		162,285,375
ENERGY - 2.3%
Energy Equipment & Services - 0.7%
Baker Hughes Co. Class A	123,048	4,403,888
Halliburton Co.	109,778	4,290,124
Schlumberger Ltd.	172,706	10,075,668
		18,769,680
Oil, Gas & Consumable Fuels - 1.6%
Cheniere Energy, Inc.	29,612	4,792,998
HF Sinclair Corp.	18,651	971,531
Kinder Morgan, Inc.	246,084	4,358,148
Marathon Petroleum Corp.	53,709	7,144,371
ONEOK, Inc.	54,406	3,647,378
Phillips 66 Co.	56,056	6,253,047
Targa Resources Corp.	26,127	2,142,153
The Williams Companies, Inc.	148,195	5,105,318
Valero Energy Corp.	44,734	5,766,660
		40,181,604
TOTAL ENERGY		58,951,284
FINANCIALS - 12.0%
Banks - 1.1%
Citizens Financial Group, Inc.	58,879	1,899,437
Huntington Bancshares, Inc.	175,361	2,146,419
PNC Financial Services Group, Inc.	48,514	6,641,081
Regions Financial Corp.	113,547	2,312,952
Truist Financial Corp.	161,478	5,364,299
U.S. Bancorp	186,246	7,390,241
Webster Financial Corp.	21,332	1,009,430
		26,763,859
Capital Markets - 4.0%
Ameriprise Financial, Inc.	12,785	4,454,933
Bank of New York Mellon Corp.	97,787	4,435,618
BlackRock, Inc. Class A	18,228	13,467,758
Cboe Global Markets, Inc.	12,862	1,796,564
Charles Schwab Corp.	182,719	12,077,726
FactSet Research Systems, Inc.	4,658	2,026,416
Franklin Resources, Inc.	36,653	1,071,734
Intercontinental Exchange, Inc.	68,066	7,813,977
Invesco Ltd.	41,583	698,594
LPL Financial	9,558	2,192,223
MarketAxess Holdings, Inc.	4,585	1,234,374
Moody's Corp.	20,057	7,075,107
Morgan Stanley	152,523	13,965,006
NASDAQ, Inc.	41,614	2,101,091
Northern Trust Corp.	25,305	2,027,437
Raymond James Financial, Inc.	24,873	2,737,771
S&P Global, Inc.	39,879	15,732,664
State Street Corp.	40,903	2,963,013
T. Rowe Price Group, Inc.	27,293	3,364,135
		101,236,141
Consumer Finance - 0.8%
Ally Financial, Inc.	32,869	1,003,819
American Express Co.	76,908	12,988,223
Discover Financial Services	31,529	3,327,886
Synchrony Financial	52,090	1,799,189
		19,119,117
Financial Services - 4.1%
Equitable Holdings, Inc.	43,768	1,255,704
Fidelity National Information Services, Inc.	72,013	4,348,145
Fiserv, Inc. (a)	75,768	9,562,679
MasterCard, Inc. Class A	103,503	40,809,163
Visa, Inc. Class A	197,601	46,975,686
		102,951,377
Insurance - 2.0%
AFLAC, Inc.	70,682	5,113,136
Allstate Corp.	31,997	3,605,422
Arch Capital Group Ltd. (a)	45,304	3,519,668
Assurant, Inc.	6,399	860,729
Hartford Financial Services Group, Inc.	37,984	2,730,290
Marsh & McLennan Companies, Inc.	60,209	11,344,580
Principal Financial Group, Inc.	29,538	2,359,200
Progressive Corp.	71,188	8,968,264
Prudential Financial, Inc.	44,610	4,304,419
The Travelers Companies, Inc.	28,090	4,848,615
Willis Towers Watson PLC	12,947	2,736,090
		50,390,413
Mortgage Real Estate Investment Trusts - 0.0%
Annaly Capital Management, Inc.	60,187	1,209,157
TOTAL FINANCIALS		301,670,064
HEALTH CARE - 12.7%
Biotechnology - 1.3%
Amgen, Inc.	64,963	15,211,086
Biogen, Inc. (a)	17,568	4,746,698
Gilead Sciences, Inc.	151,860	11,562,620
Repligen Corp. (a)	6,451	1,106,734
		32,627,138
Health Care Equipment & Supplies - 1.5%
Align Technology, Inc. (a)	8,862	3,348,861
Dentsply Sirona, Inc.	25,940	1,077,029
DexCom, Inc. (a)	47,133	5,870,886
Edwards Lifesciences Corp. (a)	73,692	6,047,902
Hologic, Inc. (a)	29,972	2,380,376
IDEXX Laboratories, Inc. (a)	10,088	5,596,116
Insulet Corp. (a)	8,472	2,344,626
STERIS PLC	12,069	2,722,163
Teleflex, Inc.	5,720	1,436,692
The Cooper Companies, Inc.	6,011	2,351,864
Zimmer Biomet Holdings, Inc.	25,507	3,523,792
		36,700,307
Health Care Providers & Services - 1.9%
AmerisourceBergen Corp.	20,911	3,908,266
Cigna Group	36,119	10,658,717
DaVita HealthCare Partners, Inc. (a)	6,582	671,298
Elevance Health, Inc.	28,852	13,607,469
HCA Holdings, Inc.	25,286	6,898,274
Humana, Inc.	15,209	6,947,927
Laboratory Corp. of America Holdings	10,758	2,301,459
Molina Healthcare, Inc. (a)	7,039	2,143,305
Quest Diagnostics, Inc.	13,604	1,839,397
		48,976,112
Life Sciences Tools & Services - 1.7%
Agilent Technologies, Inc.	35,948	4,377,388
Avantor, Inc. (a)	82,079	1,688,365
Bio-Techne Corp.	19,142	1,596,443
Danaher Corp.	84,226	21,482,684
Illumina, Inc. (a)	19,209	3,691,009
Mettler-Toledo International, Inc. (a)	2,683	3,373,792
Waters Corp. (a)	7,173	1,981,254
West Pharmaceutical Services, Inc.	9,030	3,323,401
		41,514,336
Pharmaceuticals - 6.3%
Bristol-Myers Squibb Co.	255,774	15,906,585
Eli Lilly & Co.	98,225	44,648,174
Jazz Pharmaceuticals PLC (a)	7,668	1,000,061
Johnson & Johnson	315,978	52,935,794
Merck & Co., Inc.	308,600	32,912,190
Zoetis, Inc. Class A	56,245	10,579,122
		157,981,926
TOTAL HEALTH CARE		317,799,819
INDUSTRIALS - 9.5%
Aerospace & Defense - 0.2%
Axon Enterprise, Inc. (a)	8,429	1,567,204
L3Harris Technologies, Inc.	23,096	4,376,461
		5,943,665
Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	14,190	1,421,554
Expeditors International of Washington, Inc.	18,775	2,390,058
United Parcel Service, Inc. Class B	87,953	16,458,645
		20,270,257
Building Products - 1.1%
Allegion PLC	10,712	1,251,804
Builders FirstSource, Inc. (a)	16,774	2,422,669
Carrier Global Corp.	101,490	6,043,730
Fortune Brands Home & Security, Inc.	15,488	1,100,732
Johnson Controls International PLC	83,546	5,810,624
Lennox International, Inc.	3,894	1,430,811
Masco Corp.	27,422	1,663,967
Owens Corning	11,054	1,547,449
Trane Technologies PLC	27,847	5,553,806
		26,825,592
Commercial Services & Supplies - 0.6%
Cintas Corp.	11,128	5,586,701
Waste Management, Inc.	49,463	8,101,545
		13,688,246
Construction & Engineering - 0.2%
AECOM	16,084	1,399,308
Quanta Services, Inc.	17,645	3,557,585
		4,956,893
Electrical Equipment - 0.9%
Eaton Corp. PLC	48,390	9,935,435
Emerson Electric Co.	69,471	6,346,176
Generac Holdings, Inc. (a)	7,551	1,160,589
Rockwell Automation, Inc.	13,951	4,691,582
		22,133,782
Ground Transportation - 1.6%
CSX Corp.	249,056	8,298,546
J.B. Hunt Transport Services, Inc.	10,091	2,057,959
Knight-Swift Transportation Holdings, Inc. Class A	19,642	1,193,252
Norfolk Southern Corp.	27,675	6,464,603
Old Dominion Freight Lines, Inc.	12,031	5,046,884
Union Pacific Corp.	74,206	17,217,276
		40,278,520
Industrial Conglomerates - 0.3%
3M Co.	67,044	7,475,406
Machinery - 2.2%
Caterpillar, Inc.	62,787	16,649,229
Cummins, Inc.	17,207	4,487,586
Dover Corp.	16,985	2,479,300
Fortive Corp.	42,935	3,363,957
Graco, Inc.	20,438	1,621,347
IDEX Corp.	9,188	2,074,742
Illinois Tool Works, Inc.	37,067	9,760,482
Ingersoll Rand, Inc.	49,216	3,212,328
Otis Worldwide Corp.	50,245	4,570,285
Pentair PLC	20,099	1,396,881
Toro Co.	12,714	1,292,378
Xylem, Inc.	29,097	3,280,687
		54,189,202
Passenger Airlines - 0.0%
Delta Air Lines, Inc.	19,431	898,878
Professional Services - 1.0%
Automatic Data Processing, Inc.	50,381	12,457,206
Broadridge Financial Solutions, Inc.	14,301	2,401,424
Ceridian HCM Holding, Inc. (a)	17,846	1,263,675
Clarivate Analytics PLC (a)	45,695	434,559
Paychex, Inc.	39,436	4,948,035
Paylocity Holding Corp. (a)	5,102	1,157,389
Robert Half, Inc.	13,172	976,704
TransUnion Holding Co., Inc.	23,483	1,871,360
		25,510,352
Trading Companies & Distributors - 0.6%
Fastenal Co.	69,421	4,068,765
Ferguson PLC	24,948	4,032,096
United Rentals, Inc.	8,434	3,919,111
W.W. Grainger, Inc.	5,500	4,061,695
		16,081,667
TOTAL INDUSTRIALS		238,252,460
INFORMATION TECHNOLOGY - 28.4%
Electronic Equipment, Instruments & Components - 0.2%
Keysight Technologies, Inc. (a)	21,655	3,488,187
Trimble, Inc. (a)	30,051	1,616,744
		5,104,931
IT Services - 1.9%
Accenture PLC Class A	76,793	24,293,466
Akamai Technologies, Inc. (a)	19,012	1,796,634
Gartner, Inc. (a)	9,612	3,398,707
IBM Corp.	110,305	15,903,775
Twilio, Inc. Class A (a)	21,650	1,429,550
		46,822,132
Semiconductors & Semiconductor Equipment - 8.7%
Applied Materials, Inc.	102,770	15,578,904
Intel Corp.	507,203	18,142,651
Lam Research Corp.	16,408	11,788,984
Marvell Technology, Inc.	104,188	6,785,764
NVIDIA Corp.	300,355	140,352,888
NXP Semiconductors NV	31,583	7,042,377
Texas Instruments, Inc.	110,343	19,861,740
		219,553,308
Software - 17.1%
Adobe, Inc. (a)	55,777	30,463,724
ANSYS, Inc. (a)	10,552	3,609,839
Autodesk, Inc. (a)	26,110	5,535,059
Black Knight, Inc. (a)	19,108	1,343,675
Cadence Design Systems, Inc. (a)	33,218	7,773,344
DocuSign, Inc. (a)	24,609	1,324,456
Fair Isaac Corp. (a)	3,058	2,562,512
Gen Digital, Inc.	70,080	1,363,056
HubSpot, Inc. (a)	5,704	3,311,457
Intuit, Inc.	34,112	17,455,110
Microsoft Corp.	859,916	288,862,980
PTC, Inc. (a)	13,661	1,991,910
Salesforce, Inc. (a)	121,598	27,360,766
ServiceNow, Inc. (a)	24,773	14,442,659
Splunk, Inc. (a)	19,112	2,070,403
Synopsys, Inc. (a)	18,518	8,366,432
VMware, Inc. Class A (a)	28,655	4,516,888
Workday, Inc. Class A (a)	24,801	5,881,061
Zscaler, Inc. (a)	10,596	1,699,386
		429,934,717
Technology Hardware, Storage & Peripherals - 0.5%
Hewlett Packard Enterprise Co.	157,510	2,737,524
HP, Inc.	107,777	3,538,319
NetApp, Inc.	26,003	2,028,494
Seagate Technology Holdings PLC	22,646	1,438,021
Western Digital Corp. (a)	38,874	1,654,477
		11,396,835
TOTAL INFORMATION TECHNOLOGY		712,811,923
MATERIALS - 2.8%
Chemicals - 1.9%
Ecolab, Inc.	31,154	5,705,544
International Flavors & Fragrances, Inc.	31,001	2,622,995
Linde PLC	59,628	23,294,871
LyondellBasell Industries NV Class A	31,658	3,129,710
PPG Industries, Inc.	28,614	4,117,555
Sherwin-Williams Co.	29,855	8,254,908
		47,125,583
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	7,537	3,364,969
Containers & Packaging - 0.3%
Amcor PLC	180,680	1,853,777
Avery Dennison Corp.	9,865	1,815,259
Ball Corp.	38,226	2,243,484
International Paper Co.	40,432	1,457,978
WestRock Co.	30,871	1,027,696
		8,398,194
Metals & Mining - 0.5%
Newmont Corp.	96,617	4,146,802
Nucor Corp.	30,636	5,272,149
Steel Dynamics, Inc.	19,819	2,112,309
		11,531,260
TOTAL MATERIALS		70,420,006
REAL ESTATE - 2.5%
Equity Real Estate Investment Trusts (REITs) - 2.4%
American Tower Corp.	56,666	10,784,106
Boston Properties, Inc.	18,168	1,210,534
Crown Castle International Corp.	52,725	5,709,590
Digital Realty Trust, Inc.	35,414	4,413,293
Equinix, Inc.	11,371	9,209,600
Healthpeak Properties, Inc.	66,591	1,453,682
Iron Mountain, Inc.	35,431	2,175,463
Prologis (REIT), Inc.	112,285	14,007,554
SBA Communications Corp. Class A	13,166	2,882,696
Welltower, Inc.	60,346	4,957,424
Weyerhaeuser Co.	89,092	3,034,474
		59,838,416
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	37,772	3,146,785
TOTAL REAL ESTATE		62,985,201
UTILITIES - 1.2%
Electric Utilities - 0.4%
Edison International	46,519	3,347,507
Eversource Energy	42,385	3,065,707
Exelon Corp.	120,923	5,061,837
		11,475,051
Gas Utilities - 0.1%
Atmos Energy Corp.	17,575	2,139,053
UGI Corp.	25,455	687,030
		2,826,083
Multi-Utilities - 0.5%
CMS Energy Corp.	35,435	2,164,015
Consolidated Edison, Inc.	42,146	3,997,970
Sempra Energy	38,265	5,702,250
		11,864,235
Water Utilities - 0.2%
American Water Works Co., Inc.	23,653	3,487,162
Essential Utilities, Inc.	30,603	1,294,201
		4,781,363
TOTAL UTILITIES		30,946,732
TOTAL COMMON STOCKS (Cost $2,101,193,701)		2,503,129,153

U.S. Treasury Obligations - 0.0%
	Principal Amount (b)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.18% 9/7/23 (c) (Cost $397,891)	400,000	397,836

Money Market Funds - 0.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.32% (d) (Cost $5,727,887)	5,726,742	5,727,887

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $2,107,319,479)	2,509,254,876
NET OTHER ASSETS (LIABILITIES) - 0.1%	3,214,697
NET ASSETS - 100.0%	2,512,469,573

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	43	Sep 2023	9,921,175	358,709	358,709

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)	Non-income producing
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $397,836.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	4,031,628	221,303,533	219,607,274	183,178	-	-	5,727,887	0.0%
Fidelity Securities Lending Cash Central Fund 5.32%	8,384,795	3,069,953	11,454,748	17,421	-	-	-	0.0%
Total	12,416,423	224,373,486	231,062,022	200,599	-	-	5,727,887

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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